Basis of preparation (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of effect of change in foreign exchange rate

Brazilian Real x U.S. Dollar	Dec/23	Sep/23	Jun/23	Mar/23	Dec/22	Sep/22	Jun/22	Mar/22	Dec/21	Sep/21	Jun/21	Mar/21
Quarterly average exchange rate	4.96	4.88	4.95	5.20	5.26	5.25	4.93	5.23	5.59	5.23	5.29	5.48
Period-end exchange rate	4.84	5.01	4.82	5.08	5.22	5.41	5.24	4.74	5.58	5.44	5.00	5.70